RISK MANAGEMENT - Derivatives and hedge accounting - Assets (Details) $ in Thousands, $ in Millions	Dec. 31, 2022 USD ($)	Dec. 31, 2022 COP ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 COP ($)
Derivatives [member] | Trading securities [member]
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets using LIBOR as benchmark by amount of contracts	$ 16,880	$ 81,189	$ 7,150	$ 28,442
Derivative Financial Assets Using Libor As Benchmark, With Specific Expiry	9,220	44,312	2,400	9,543
Derivative Financial Assets Using Libor As Benchmark, With Fallback Clause	16,880	81,189	0
Derivatives [member] | Hedging instruments [member]
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets using LIBOR as benchmark by amount of contracts	530	2,585	21,420	85,294
Derivative Financial Assets Using Libor As Benchmark, With Specific Expiry	160	786	20,500	81,614
Derivative Financial Assets Using Libor As Benchmark, With Fallback Clause	160	786	20,500	81,614
Interest rate swap contract [member] | Trading securities [member]
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets using LIBOR as benchmark by amount of contracts	1,860	8,949	560	2,217
Derivative Financial Assets Using Libor As Benchmark, With Specific Expiry	1,670	8,014	150	593
Derivative Financial Assets Using Libor As Benchmark, With Fallback Clause	1,860	8,949
Interest rate swap contract [member] | Hedging instruments [member]
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets using LIBOR as benchmark by amount of contracts	530	2,585	21,420	85,294
Derivative Financial Assets Using Libor As Benchmark, With Specific Expiry	160	786	20,500	81,614
Derivative Financial Assets Using Libor As Benchmark, With Fallback Clause	160	786	20,500	81,614
Currency swap contract [member] | Trading securities [member]
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets using LIBOR as benchmark by amount of contracts	15,020	72,240	6,590	26,225
Derivative Financial Assets Using Libor As Benchmark, With Specific Expiry	7,550	36,298	$ 2,250	$ 8,950
Derivative Financial Assets Using Libor As Benchmark, With Fallback Clause	$ 15,020	$ 72,240